Retirement Plans Defined Contribution and Supplemental Plans (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan Employer Contribution on Basic Salary, Maximum, Low End of Range	3.00%
Defined Contribution Plan Employer Contribution on Basic Salary, Maximum, High End of Range	4.00%
Defined Contribution Plan, Cost Recognized	$ 31,800,000	$ 20,300,000	$ 12,300,000
Other Pension Plans, Postretirement or Supplemental Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Nonqualified Deferred Compensation, Maximum Deferral, Senior Executive Portion	6.00%
Defined Contribution Plan Employer Contribution, Match Per Dollar	0.50
Pension and Other Postretirement and Postemployment Benefit Plans, Assets	6,900,000
Pension and Other Postretirement and Postemployment Benefit Plans, Liabilities	$ 8,700,000